Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2023
Cash Flow from Operating Activities:
Net income		$ 567,769	[1]	$ 496,321	$ 542,962
Reconciliation of net income to net cash provided by operating activities:
Depreciation, amortization and impairment		195,435		195,234	197,955
Amortization of debt issuance cost		608		596	579
Equity-based compensation expense		104,864		104,540	89,698
Deferred income taxes		20,291		(45,673)	(60,212)
Loss from short-term interest-bearing investments		3,487		5,576	2,762
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net		79,606		(104,413)	3,457
Prepaid expenses and other current assets		(55,061)		(8,478)	7,891
Other noncurrent assets		(15,445)		(2,250)	(1,532)
Lease assets and liabilities, net		3,221		(6,485)	(4,144)
Accounts payable, accrued expenses and accrued personnel		(77,041)		216,324	158,876
Deferred revenue		8,172		(60,332)	(157,829)
Income taxes payable, net		(15,109)		(47,241)	(11,596)
Other noncurrent liabilities		(71,701)		(19,291)	53,763
Net cash provided by operating activities		749,096		724,428	822,630
Cash Flow from Investing Activities:
Purchase of property and equipment, net	[2]	(103,952)		(105,495)	(124,362)
Proceeds from sale of short-term interest-bearing investments		169,993		68,659	25,984
Purchase of short-term interest-bearing investments		0		(9,061)	0
Net cash paid for business and intangible assets acquisitions		(86,317)		(86,824)	(121,818)
Net cash from equity investments and other		18,215		5,315	(4,301)
Net cash used in investing activities		(2,061)		(127,406)	(224,497)
Cash Flow from Financing Activities:
Repurchase of shares		(551,340)		(563,121)	(489,524)
Proceeds from employee stock option exercises		21,294		26,949	48,681
Payments of dividends		(224,394)		(211,967)	(199,460)
Distribution to noncontrolling interests		(4,039)		(4,096)	(1,589)
Payment of contingent consideration and deferred payment of business acquisitions		(9,642)		(18,782)	(9,538)
Net cash used in financing activities		(768,121)		(771,017)	(651,430)
Net decrease in cash and cash equivalents		(21,086)		(173,995)	(53,297)
Cash and cash equivalents at beginning of year		346,085		520,080	573,377
Cash and cash equivalents at end of year		324,999		346,085	520,080
Cash paid for:
Income taxes, net of refunds	[3]	122,416		187,513	156,386
Interest		$ 41,472		$ 35,396	$ 19,427

[1]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".
[2]	The amounts under “Purchase of property and equipment, net,” include immaterial proceeds from sale of property and equipment for all periods presented.
[3]	For further details, see also Note 11.